Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2023 PAY VERSUS PERFORMANCE

					Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return (9)	Peer Group Total Shareholder Return (8)	Net Income (Dollars in Thousands)	Operating Income (Dollars in Thousands)

2022	$4,003,765	$4,014,905 (2)	$1,783,084	$1,791,224 (5)	$100	$109	$94,583	$210,408

2021	$2,595,084	$2,705,252 (3)	$1,453,843	$1,530,561 (6)	$99	$142	$54,414	$125,991

2020	$2,610,139	$2,603,034 (4)	$1,367,753	$1,377,114 (7)	$92	$119	$177,535	$28,092
(1)
 The PEO for each of the years presented within this table is Thomas T. Edman, President, and Chief Executive Officer. The NEO’s for 2022 were Todd B. Schull, Chief Financial Officer; Douglas L. Soder, President Commercial Sector; Philip Titterton, Chief Operations Officer; and Catherine A. Gridley, President of A&D BU. The NEO’s for 2021 were Todd B. Schull, Chief Financial Officer; Douglas L. Soder, President Commercial Sector; Philip Titterton, Chief Operations Officer; and Daniel J. Weber, General Counsel. The NEO’s for 2020 were Todd B. Schull, Chief Financial Officer; Douglas L. Soder, President Commercial Sector; Philip Titterton, Chief Operations Officer; and Catherine A. Gridley, President of A&
D
BU.
(2)
For compensation actually paid to the PEO in 2022, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $1,064,521 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,181,032 was added representing the year-end 2022 valuation of the equity awards granted in 2022 that remained outstanding and unvested as of January 2, 2023; (3) $2,283 was deducted representing the decrease in fair value between the year end 2022 and 2021 for equity awards granted in prior years that remain outstanding and unvested at the end of 2022, and; (4) $103,089 was deducted representing the decrease in fair value for equity awards granted in prior years that vested during 2022.
(3)
For compensation actually paid to the PEO in 2021, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $1,017,226 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,042,869 was added representing the year-end 2021 valuation of the equity awards granted in 2021 that remained outstanding and unvested as of January 3, 2022; (3) $56,654 was added representing the increase in fair value between the year end 2021 and 2020 for equity awards granted in prior years that remain outstanding and unvested at the end of 2021 and; (4) $27,872 was added representing the increase in fair value for equity awards granted in prior years that vested during 2021.
(4)
For compensation actually paid to the PEO in 2020, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $861,985 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,017,220 was added representing the year-end 2020 valuation of the equity awards granted in 2020 that remained outstanding and unvested as of December 28, 2020; (3) $43,322 was deducted representing the decrease in fair value between the year end 2020 and 2019 for equity awards granted in prior years that remain outstanding and unvested at the end of 2020 and; (4) $119,017 was deducted representing the decrease in fair value for equity awards granted in prior years that vested during 2020.
(5)
For compensation actually paid to the NEO in 2022, the Summary Compensation Table total for the NEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $551,625 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $629,596 was added representing the year-end 2022 valuation of the equity awards granted in 2022 that remained outstanding and unvested as of January 2, 2023; (3) $1,635 was deducted representing the decrease in fair value between the year end 2022 and 2021 for equity awards granted in prior years that remain outstanding and unvested at the end of 2022, and; (4) $68,195 was deducted representing the decrease in fair value for equity awards granted in prior years that vested during 2022.
(6)
For compensation actually paid to the NEO in 2021, the Summary Compensation Table total for the NEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $566,086 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $584,523 was added representing the year-end 2021 valuation of the equity awards granted in 2021 that remained outstanding and unvested as of January 3, 2022; (3) $39,688 was added representing the increase in fair value between the year end 2021 and 2020 for equity awards granted in prior years that remain outstanding and unvested at the end of 2021 and; (4) $18,593 was added representing the increase in fair value for equity awards granted in prior years that vested during 2021.
(7)
For compensation actually paid to the NEO in 2020, the Summary Compensation Table total for the NEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $470,373 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $580,857 was added representing the year-end 2020 valuation of the equity awards granted in 2020 that remained outstanding and unvested as of December 28, 2020; (3) $29,804 was deducted representing the decrease in fair value between the year end 2020 and 2019 for equity awards granted in prior years that remain outstanding and unvested at the end of 2020 and; (4) $71,319 was deducted representing the decrease in fair value for equity awards granted in prior years that vested during 2020.
(8)
The peer group used in this calculation is defined as the “Executive Peer Group” on page 41.
(9)
 For purposes of calculating the cumulative total shareholder return, the measurement period is the market close on the last trading day before fiscal year 2020, through and including the end of the fiscal year for which cumulative total shareholder return is being calculated.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote [Text Block]	The NEO’s for 2022 were Todd B. Schull, Chief Financial Officer; Douglas L. Soder, President Commercial Sector; Philip Titterton, Chief Operations Officer; and Catherine A. Gridley, President of A&D BU.	The NEO’s for 2021 were Todd B. Schull, Chief Financial Officer; Douglas L. Soder, President Commercial Sector; Philip Titterton, Chief Operations Officer; and Daniel J. Weber, General Counsel.	The NEO’s for 2020 were Todd B. Schull, Chief Financial Officer; Douglas L. Soder, President Commercial Sector; Philip Titterton, Chief Operations Officer; and Catherine A. Gridley, President of A&
D
			BU.
Peer Group Issuers, Footnote [Text Block]	The peer group used in this calculation is defined as the “Executive Peer Group” on page 41.
PEO Total Compensation Amount	$ 4,003,765	$ 2,595,084	$ 2,610,139
PEO Actually Paid Compensation Amount	$ 4,014,905	2,705,252	2,603,034
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For compensation actually paid to the PEO in 2022, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $1,064,521 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,181,032 was added representing the year-end 2022 valuation of the equity awards granted in 2022 that remained outstanding and unvested as of January 2, 2023; (3) $2,283 was deducted representing the decrease in fair value between the year end 2022 and 2021 for equity awards granted in prior years that remain outstanding and unvested at the end of 2022, and; (4) $103,089 was deducted representing the decrease in fair value for equity awards granted in prior years that vested during 2022.
(3)
For compensation actually paid to the PEO in 2021, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $1,017,226 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,042,869 was added representing the year-end 2021 valuation of the equity awards granted in 2021 that remained outstanding and unvested as of January 3, 2022; (3) $56,654 was added representing the increase in fair value between the year end 2021 and 2020 for equity awards granted in prior years that remain outstanding and unvested at the end of 2021 and; (4) $27,872 was added representing the increase in fair value for equity awards granted in prior years that vested during 2021.
(4)
For compensation actually paid to the PEO in 2020, the Summary Compensation Table total for the PEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $861,985 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $1,017,220 was added representing the year-end 2020 valuation of the equity awards granted in 2020 that remained outstanding and unvested as of December 28, 2020; (3) $43,322 was deducted representing the decrease in fair value between the year end 2020 and 2019 for equity awards granted in prior years that remain outstanding and unvested at the end of 2020 and; (4) $119,017 was deducted representing the decrease in fair value for equity awards granted in prior years that vested during 2020.

Non-PEO NEO Average Total Compensation Amount	$ 1,783,084	1,453,843	1,367,753
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,791,224	1,530,561	1,377,114
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
For compensation actually paid to the NEO in 2022, the Summary Compensation Table total for the NEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $551,625 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $629,596 was added representing the year-end 2022 valuation of the equity awards granted in 2022 that remained outstanding and unvested as of January 2, 2023; (3) $1,635 was deducted representing the decrease in fair value between the year end 2022 and 2021 for equity awards granted in prior years that remain outstanding and unvested at the end of 2022, and; (4) $68,195 was deducted representing the decrease in fair value for equity awards granted in prior years that vested during 2022.
(6)
For compensation actually paid to the NEO in 2021, the Summary Compensation Table total for the NEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $566,086 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $584,523 was added representing the year-end 2021 valuation of the equity awards granted in 2021 that remained outstanding and unvested as of January 3, 2022; (3) $39,688 was added representing the increase in fair value between the year end 2021 and 2020 for equity awards granted in prior years that remain outstanding and unvested at the end of 2021 and; (4) $18,593 was added representing the increase in fair value for equity awards granted in prior years that vested during 2021.
(7)
For compensation actually paid to the NEO in 2020, the Summary Compensation Table total for the NEO is adjusted to reflect the changes in the value of equity awards and pension benefits, described in the following: (1) $470,373 was deducted from the total, representing the amount reported in the Stock Awards column of the Summary Compensation Table; (2) $580,857 was added representing the year-end 2020 valuation of the equity awards granted in 2020 that remained outstanding and unvested as of December 28, 2020; (3) $29,804 was deducted representing the decrease in fair value between the year end 2020 and 2019 for equity awards granted in prior years that remain outstanding and unvested at the end of 2020 and; (4) $71,319 was deducted representing the decrease in fair value for equity awards granted in prior years that vested during 2020.

Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
We believe that a significant portion of the Company’s named executive officers’ target total compensation should be dependent upon performance. At TTM, we use corporate, business unit and individual performance components to link compensation actually paid (as defined by SEC rules) to the Company’s named executive officers for the most recently completed fiscal year. The Company’s performance metric targets include the following:

☐	Total Revenue
☐	Adjusted EBITDA
☐	Global Operating Income
☐	Global Cash Flow as a percentage of Revenue
☐	Business Unit Operating Income
☐	Individual Goals

Total Shareholder Return Amount	$ 100	99	92
Peer Group Total Shareholder Return Amount	109	142	119
Net Income (Loss)	$ 94,583,000	$ 54,414,000	$ 177,535,000
Company Selected Measure Amount	210,408	125,991	28,092
PEO Name	Thomas T. Edman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Global Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Global Cash Flow as a percentage of Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Business Unit Operating Income
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Individual Goals
PEO [Member] | Changes In Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,064,521)	$ (1,017,226)	$ (861,985)
PEO [Member] | Valuation Of The Equity Awards Granted in Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,181,032	1,042,869	1,017,220
PEO [Member] | Fair Value Between The Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,283)	56,654	(43,322)
PEO [Member] | Fair Value For Equity Awards Granted In Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(103,089)	27,872	(119,017)
Non-PEO NEO [Member] | Changes In Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(551,625)	(566,086)	(470,373)
Non-PEO NEO [Member] | Valuation Of The Equity Awards Granted in Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	629,596	584,523	580,857
Non-PEO NEO [Member] | Fair Value Between The Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,635)	39,688	(29,804)
Non-PEO NEO [Member] | Fair Value For Equity Awards Granted In Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (68,195)	$ 18,593	$ (71,319)